Income Tax - Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Loss before taxes on income	$ (53,874)	$ (61,115)	$ (116,921)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (12,391)	$ (14,056)	$ (26,892)
Effect of different tax rates applicable in foreign jurisdictions	282	333	(261)
Operating losses and other temporary differences for which valuation allowance was provided	10,964	10,434	11,467
Foreign exchange differences	(1,585)
Stock based compensation	1,586	1,550	4,361
Goodwill impairment		1,566	11,702
Change in earnout liability		(942)	(4,686)
Other nondeductible items	786	776	631
Actual tax benefit	$ (358)	$ (339)	$ (3,678)